Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Movements in Goodwill and Intangible Assets

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2024			Software	Other
Cost
1 January 2024	22,266	17,967	3,483	1,124	44,840
Additions through business combinations(a)	310	382	–	–	692
Disposal of businesses	(60)	(510)	(26)	(4)	(600)
Reclassification to held for sale	(47)	(47)	(5)	–	(99)
Additions	–	3	229	1	233
Disposals and other movements	132	2	(23)	9	120
Hyperinflationary adjustment	284	34	–	–	318
Currency retranslation	586	506	143	26	1,261
31 December 2024	23,471	18,337	3,801	1,156	46,765
Accumulated amortisation and impairment
1 January 2024	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Amortisation/impairment for the year	–	(127)	(213)	(35)	(375)
Disposals and other movements	(3)	–	47	(8)	36
Currency retranslation	–	(9)	(116)	(26)	(151)
31 December 2024	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Net book value 31 December 2024(c)	22,311	17,856	678	56	40,901
9. GOODWILL AND INTANGIBLE ASSETS continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2023			Software	Other
Cost
1 January 2023	22,766	18,516	3,317	1,137	45,736
Additions through business combinations(a)	326	430	–	–	756
Disposal of businesses	(56)	–	–	(7)	(63)
Reclassification to held for sale(b)	(65)	(467)	–	–	(532)
Additions	–	2	239	2	243
Disposals and other movements	–	(2)	(71)	7	(66)
Hyperinflationary adjustment	(173)	(12)	(5)	–	(190)
Currency retranslation	(532)	(500)	3	(15)	(1,044)
31 December 2023	22,266	17,967	3,483	1,124	44,840
Accumulated amortisation and impairment
1 January 2023	(1,157)	(350)	(2,730)	(1,010)	(5,247)
Amortisation/impairment for the year	–	–	(187)	(41)	(228)
Disposals and other movements	(1)	–	72	7	78
Currency retranslation	1	5	4	13	23
31 December 2023	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Net book value 31 December 2023(c)	21,109	17,622	642	93	39,466
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2024 as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2023 where the initial acquisition accounting was provisional at the end of 2023. See note 21 for further details.
(b)Goodwill and intangibles in relation to Elida Beauty amounting to €532 million in 2023 were reclassified as held for sale and were subsequently disposed in 2024.
(c)Within indefinite-life intangible assets there are five existing brands that have a significant carrying value: Horlicks €2,719 million (2023: €2,640 million), Knorr €1,860 million (2023:
€1,838 million), Paula's Choice €1,807 million (2023: €1,699 million), Hellmann’s €1,285 million (2023: €1,226 million) and Carver Korea €1,278 million (2023: €1,370 million).

Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs

	2024 GCGUs	2023 GCGUs
	€ billion Goodwill	€ billion Goodwill
Beauty & Wellbeing	5.0	4.6
Personal Care	4.2	3.9
Home Care	0.9	0.9
Foods	8.6	8.0
Ice Cream	3.6	3.7
Total GCGUs	22.3	21.1

2024 CGUs
€ billion Indefinite-life intangible assets
Foods India and Nepal	3.0
Prestige	3.2
Wellbeing(a)	1.7
Beauty & Wellbeing North America	1.0
Total Significant CGUs	8.9
Others(b)	9.0
Total CGUs	17.9
(a)Previously Health & Wellness.
(b)Included within Others are individually insignificant amounts of intangible assets.

Summary of Key Assumptions used in Discounted Cash Flow Projections	Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the five years are based on past performance and on the Group’s three-year strategic plan, de-risked to ensure reasonability and extended to years four and five. The Group's three-
year strategic plan factors in initiatives we are undertaking to reduce carbon emissions in line with our Climate Transition Action Plan (CTAP) and impacts of climate change on our operational costs. The growth rates used in this exercise for GCGUs and significant CGUs are set out below:
For the year 2024

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream
Longer-term sustainable growth rates	3%	2%	3%	3%	3%
Average near-term nominal growth rates	5%	3%	3%	3%	5%
Discount rate	11%	11%	12%	11%	10%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	7%	2%	2%	2%
Average near-term nominal growth rates	7%	8%	11%	1%
For the year 2023

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream
Longer-term sustainable growth rates	3%	2%	3%	2%	2%
Average near-term nominal growth rates	6%	4%	3%	3%	6%
Discount rate	11%	11%	12%	11%	10%